Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued salaries, wages and employee benefits	$ 1,353	$ 1,063
Contractual Obligation	1,408	1,705
Service and warranty accruals	1,033	929
Interest payable	472	468
Litigation and contract matters	405	324
Income taxes payable	106	313
Accrued property, sales and use taxes	140	94
Canadian government settlement - current portion	0	34
Accrued restructuring costs	123	159
Accrued workers compensation	91	80
Liabilities held for sale	0	40
Operating Lease, Liability, Current	245	0
Other	4,394	4,186
Accrued liabilities	$ 9,770	$ 9,395